UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------

Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Saba Capital Management, LP
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Address:   405 Lexington Avenue
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           58th Floor
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           New York, New York 10174
           ------------------------------------

Form 13F File Number:   028-14282
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Carl Casler
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Title:  Chief Financial Officer
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Phone:  212-543-3610
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Signature,  Place,  and  Date  of  Signing:

/s/ Carl Casler                    New York, New York                 5/16/2011
---------------------------------  ---------------------------------  ----------

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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                        ---------------
Form 13F Information Table Entry Total:              49
                                        ---------------
Form 13F Information Table Value Total:  $      351,912
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCED MICRO DEVICES INC   COM              007903107    2,382   276,939 SH       SOLE                  276,939
AMERIGROUP CORP              NOTE 2.000% 5/1  03073TAB8    1,559 1,000,000 PRN      SOLE                1,000,000
AMKOR TECHNOLOGY INC         COM              031652100    1,182   175,313 SH       SOLE                  175,313
BOYD GAMING CORP             COM              103304101    2,041   217,800 SH       SOLE                  217,800
BRUNSWICK CORP               COM              117043109    5,857   230,300 SH  PUT  SOLE                  230,300
CENTURYLINK INC              COM              156700106    9,143   220,042 SH       SOLE                  220,042
CENVEO INC                   COM              15670S105      521    79,793 SH       SOLE                   79,793
CHINA HYDROELECTRIC CORP     SPON ADR         16949D101      265    36,570 SH       SOLE                   36,570
CHINA HYDROELECTRIC CORPORAT *W EXP 01/25/201 G2112E145       38   121,900 SH       SOLE                  121,900
CLEARWATER PAPER CORP        COM              18538R103    3,061    37,602 SH       SOLE                   37,602
CLOROX CO DEL                COM              189054109   17,518   250,000 SH  CALL SOLE                  250,000
COMPUTER SCIENCES CORP       COM              205363104   52,170 1,070,600 SH  CALL SOLE                1,070,600
CONAGRA FOODS INC            COM              205887102   28,500 1,200,000 SH  CALL SOLE                1,200,000
CORE MARK HOLDING CO INC     COM              218681104      866    26,209 SH       SOLE                   26,209
DEVELOPERS DIVERSIFIED RLTY  NOTE 1.750% 11/1 251591AX1    2,680 2,500,000 PRN      SOLE                2,500,000
EARTHLINK INC                FRNT 3.250% 11/1 270321AA0    2,681 2,500,000 PRN      SOLE                2,500,000
E M C CORP MASS              COM              268648102    7,965   300,000 SH  CALL SOLE                  300,000
FIRST INDUSTRIAL REALTY TRUS COM              32054K103    3,703   311,416 SH       SOLE                  311,416
FORD MTR CO DEL              COM PAR $0.01    345370860   46,058 3,089,100 SH  PUT  SOLE                3,089,100
FORD MTR CO DEL              COM PAR $0.01    345370860      248    16,600 SH       SOLE                   16,600
FTI CONSULTING INC           NOTE 3.750% 7/1  302941AB5    2,593 2,000,000 PRN      SOLE                2,000,000
GENERAL MTRS CO              JR PFD CNV SRB   37045V209    7,471   155,000 SH       SOLE                  155,000
GENERAL MTRS CO              COM              37045V100   22,463   723,900 SH       SOLE                  723,900
GRACE W R & CO DEL NEW       COM              38388F108    6,778   177,021 SH       SOLE                  177,021
HASBRO INC                   COM              418056107   18,736   400,000 SH  CALL SOLE                  400,000
HEALTHCARE RLTY TR           COM              421946104      951    41,914 SH       SOLE                   41,914
L-3 COMMUNICATIONS HLDGS INC COM              502424104    3,244    41,430 SH       SOLE                   41,430
LEAP WIRELESS INTL INC       COM NEW          521863308      684    44,206 SH       SOLE                   44,206
LEVEL 3 COMMUNICATIONS INC   COM              52729N100    2,291 1,558,787 SH       SOLE                1,558,787
LINCARE HLDGS INC            NOTE 2.750% 11/0 532791AF7    5,360 4,500,000 PRN      SOLE                4,500,000
LIZ CLAIBORNE INC            COM              539320101    6,409 1,189,070 SH       SOLE                1,189,070
MATTEL INC                   COM              577081102   12,465   500,000 SH  CALL SOLE                  500,000
MBIA INC                     COM              55262C100      317    31,600 SH  PUT  SOLE                   31,600
MCCLATCHY CO                 CL A             579489105    1,790   526,513 SH       SOLE                  526,513
MICROSOFT CORP               COM              594918104   21,422   843,700 SH  CALL SOLE                  843,700
MICROSOFT CORP               COM              594918104      658    25,900 SH       SOLE                   25,900
NEW YORK TIMES CO            CL A             650111107    1,630   172,157 SH       SOLE                  172,157
OFFICE DEPOT INC             COM              676220106    2,748   593,569 SH       SOLE                  593,569
PHH CORP                     NOTE 4.000% 4/1  693320AH6    5,850 5,000,000 PRN      SOLE                5,000,000
PMI GROUP INC                COM              69344M101    8,308 3,076,966 SH       SOLE                3,076,966
RADIAN GROUP INC             COM              750236101    7,762 1,139,781 SH       SOLE                1,139,781
RADIOSHACK CORP              COM              750438103    5,656   376,818 SH       SOLE                  376,818
RITE AID CORP                COM              767754104    1,745 1,646,619 SH       SOLE                1,646,619
SYNOVUS FINL CORP            COM              87161C105      840   350,000 SH       SOLE                  350,000
UNITED STATES OIL FUND LP    UNITS            91232N108    4,056    95,200 SH  CALL SOLE                   95,200
USEC INC                     NOTE 3.000% 10/0 90333EAC2    2,017 2,500,000 PRN      SOLE                2,500,000
USEC INC                     COM              90333E108      220    50,000 SH  CALL SOLE                   50,000
USEC INC                     COM              90333E108    1,697   385,700 SH  PUT  SOLE                  385,700
WENDYS ARBYS GROUP INC       COM              950587105    7,313 1,453,904 SH       SOLE                1,453,904
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